Summary of Significant Accounting Policies - Summary of the Group's Safeguard Program Payable Movement Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Accounting Policies [Line Items]
Safeguard program payable, Opening balance	$ 19,511
Safeguard program payable, ending balance	17,950	$ 19,511
Safeguard Program
Summary Of Accounting Policies [Line Items]
Safeguard program payable, Opening balance	19,511	18,555	$ 16,605
Liability arising from new business	65,971	80,264	54,537
Net payouts during the year	(71,541)	(82,293)	(50,319)
Release on expiration	(12,594)	(9,564)	(10,362)
Contingent liability	16,175	13,805	8,985
Foreign exchange gains	428	(1,256)	(891)
Safeguard program payable, ending balance	$ 17,950	$ 19,511	$ 18,555